Dividends - Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend for hybrid bond [Abstract]
Amount of hybrid bond	₩ 3,347,700	₩ 2,188,150
Minimum Interest rate (%)	2.88%	3.12%
Maximum Interest rate (%)	5.88%	5.88%
Dividends	₩ 116,388	₩ 85,327	₩ 61,993